Adviser Class

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

December 23, 2004

Supplement to Prospectus
Dated April 30, 2004

As of December 23, 2004, the address of the Fund is changed to:

Kinetics Mutual Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Adviser is changed to:

Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Distributor is changed to:

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Please retain this Supplement with your Prospectus.

No-Load Class

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund

December 23, 2004

Supplement to Prospectus
Dated April 30, 2004

As of December 23, 2004, the address of the Fund is changed to:

Kinetics Mutual Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Adviser is changed to:

Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Distributor is changed to:

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Please retain this Supplement with your Prospectus.

No-Load Class

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

December 23, 2004

Supplement to Prospectus
Dated April 30, 2004

As of December 23, 2004, the address of the Fund is changed to:

Kinetics Mutual Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Adviser is changed to:

Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Distributor is changed to:

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Please retain this Supplement with your Prospectus.

Institutional Class

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
December 23, 2004

Supplement to Prospectus
Dated October 4, 2004

As of December 23, 2004, the address of the Fund is changed to:

Kinetics Mutual Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Adviser is changed to:

Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Distributor is changed to:

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Please retain this Supplement with your Prospectus.

Adviser, No-Load and Institutional Classes

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Kinetics Government Money Market Fund

December 23, 2004

Supplement to Statement of Additional Information
Dated April 30, 2004

As of December 23, 2004, the address of the Fund is changed to:

Kinetics Mutual Funds, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Adviser is changed to:

Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

As of December 23, 2004, the address of the Distributor is changed to:

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

Please retain this Supplement with your Prospectus.